LOANS	12 Months Ended
Dec. 31, 2012
LOANS
NOTE 4 - LOANS

Loans consisted of the following as of December 31:

	2012	2011
	(In Thousands)
Commercial and industrial	$13,991	$15,145
Real estate - construction and land development	2,982	1,307
Real estate - residential	118,316	99,692
Real estate - commercial	41,978	39,723
Home equity	45,245	48,484
Municipal	1,478	1,807
Consumer	11,053	9,913
	235,043	216,071
Allowance for loan losses	(2,594)	(2,469)
Deferred loan origination costs, net	841	482
Net loans	$233,290	$214,084

The following table sets forth information regarding the allowance for loan losses by portfolio segment.

	Real Estate:
			Construction and		Commercial
	Residential	Commercial	Land Development	Home Equity	& Industrial	Consumer	Unallocated	Total
	(In Thousands)
December 31, 2012:
Allowance for loan
losses:
Beginning balance	$750	$573	$22	$342	$422	$194	$166	$2,469
Charge-offs	(113)	(25)	(49)	-	-	(23)	-	(210)
Recoveries	-	-	1	-	5	9	-	15
Provision (benefit)	414	38	168	20	(208)	(81)	(31)	320
Ending balance	$1,051	$586	$142	$362	$219	$99	$135	$2,594

Ending balance:
Individually evaluated
for impairment	$-	$-	$-	$-	$-	$-	$-	$-
Ending balance: Collectively
evaluated for
impairment	1,051	586	142	362	219	99	135	2,594
Total allowance for loan
losses ending
balance	$1,051	$586	$142	$362	$219	$99	$135	$2,594

Loans:
Ending balance: Individually
evaluated for
impairment	$180	$119	$163	$5	$-	$-	$-	$467
Ending balance:
Collectively evaluated
for impairment	118,136	41,859	2,819	45,240	15,469	11,053	-	234,576
Total loans ending balance	$118,316	$41,978	$2,982	$45,245	$15,469	$11,053	$-	$235,043

	Real Estate:
			Construction and		Commercial
	Residential	Commercial	Land Development	Home Equity	& Industrial	Consumer	Unallocated	Total
	(In Thousands)
December 31, 2011:
Allowance for loan
losses:
Beginning balance	$838	$465	$68	$360	$410	$94	$91	$2,326
Charge-offs	(20)	(68)	(185)	-	(43)	(41)	-	(357)
Recoveries	-	-	-	-	-	5	-	5
(Benefit) provision	(68)	176	139	(18)	55	136	75	495
Ending balance	$750	$573	$22	$342	$422	$194	$166	$2,469

Ending balance:
Individually evaluated
for impairment	$62	$-	$-	$-	$-	$-	$-	$62
Ending balance: Collectively
evaluated for
impairment	688	573	22	342	422	194	166	2,407
Total allowance for loan
losses ending
balance	$750	$573	$22	$342	$422	$194	$166	$2,469

Loans:
Ending balance: Individually
evaluated for
impairment	$808	$250	$399	$-	$215	$-	$-	$1,672
Ending balance:
Collectively evaluated
for impairment	98,884	39,473	908	48,484	16,737	9,913	-	214,399
Total loans ending balance	$99,692	$39,723	$1,307	$48,484	$16,952	$9,913	$-	$216,071

The following table presents the Company’s loans by risk rating as of December 31:

		Real Estate
			Construction
			and Land		Commercial
	Residential	Commercial	Development	Home Equity	and Industrial	Consumer	Total
	(In Thousands)
December 31, 2012:
Grade:
Pass	$-	$36,748	$2,381	$-	$13,048	$-	$52,177
Special mention	-	3,778	438	-	2,268	-	6,484
Substandard	572	1,452	163	155	153	-	2,495
Loans not
formally rated	117,744		-	45,090	-	11,053	173,887
Total	$118,316	$41,978	$2,982	$45,245	$15,469	$11,053	$235,043

December 31, 2011:
Grade:
Pass	$-	$35,746	$908	$-	$13,344	$-	$49,998
Special mention	-	3,339	-	-	2,930	-	6,269
Substandard	1,349	638	399	238	678	-	3,302
Loans not
formally rated	98,343	-	-	48,246	-	9,913	156,502
Total	$99,692	$39,723	$1,307	$48,484	$16,952	$9,913	$216,071

Credit Quality Indicators:  As part of the ongoing monitoring of the credit quality of the Company’s loan portfolio, management tracks certain credit quality indicators including trends related to (i) weighted average risk rating of commercial loans; (ii) the level of classified and criticized commercial loans; (iii) non performing loans; (iv) net charge-offs and (v) the general economic conditions within the State of Connecticut.

The Company utilizes a risk rating grading matrix to assign a risk grade to each of its commercial loans.  Loans are graded on a scale of 1 to 7.  A description of each rating class is as follows:

Risk Rating 1 (Superior) – This risk rating is assigned to loans secured by cash.

Risk Rating 2 (Good) – This risk rating is assigned to borrowers of high credit quality who have primary and secondary sources of repayment which are well defined and fully confirmed.

Risk Rating 3 (Satisfactory) – This risk rating is assigned to borrowers who are fully responsible for the loan or credit commitment, which has primary and secondary sources of repayment that are well defined and adequately confirmed.  Most credit factors are favorable, and the credit exposure is managed through normal monitoring.

Risk Rating 3.5 (Bankable with Care) – This risk rating is assigned to borrowers who are fully responsible for the loan or credit commitment and the secondary sources of repayment are weak.  These loans may require more than the average amount of attention from the relationship manager.

Risk Rating 4 (Special Mention) – This risk rating is assigned to borrowers which may be adequately protected by the present debt service capacity and tangible net worth of the borrower, but which have potential problems that could, if not checked or corrected, eventually weaken these assets or otherwise jeopardize the repayment of principal and interest as originally intended.  Most credit factors are unfavorable, and the credit exposure requires immediate corrective action.

Risk Rating 5 (Substandard) – This risk rating is assigned to borrowers who have inadequate cash flow or collateral to satisfy their loan obligations as originally defined in the loan agreement.  Substandard loans may be placed on nonaccrual status if the conditions described above are generally met.

Risk Rating 6 (Doubtful) – This risk rating is assigned to a borrower or portion of a borrower’s loan with which the Company is no longer certain of its collectability.  A specific reserve allocation is assigned to this portion of the loan.

Risk Rating 7 (Loss) – This risk rating is assigned to loans which have been charged off or the portion of the loan that has been charged down.  “Loss” does not imply that the loan, or portion of, will never be paid, nor does it imply that there has been a forgiveness of debt.

Loans not formally rated represent residential, home equity and consumer loans.  As of December 31, 2012, $173.9 million of the total residential, home equity and consumer loan portfolio of $174.6 million were not formally rated. As of December 31, 2011, $156.6 million of the total residential, home equity, and consumer loan portfolio of $158.1 million were not formally rated.  The performance of these loans is measured by delinquency status.  The Bank underwrites first mortgage loans in accordance with FHLMC and FNMA guidelines.  These guidelines provide for specific requirements with regard to documentation and loan to value and debt to income ratios.  Home equity loan and line guidelines place a maximum loan to value ratio of 80% on these loans and the Bank requires full underwriting disclosure documentation for these loans.  These underwriting factors have produced a high performance loan portfolio.  Total delinquent loans, consisting of loans past due 60 days or more, decreased from 0.85% of total loans outstanding as of December 31, 2011 to 0.54% of total loans outstanding as of December 31, 2012.

An age analysis of past-due loans, segregated by class of loans, is as follows as of December 31:

			90 Days	Total	Total	Total	90 Days	Nonaccrual
	30–59 Days	60–89 Days	or More	Past Due	Current	Loans	and Accruing	Loans
	(In Thousands)
December 31, 2012:
Real estate:
Residential	$-	$490	$563	$1,053	$117,263	$118,316	$-	$821
Commercial	-	-		-	41,978	41,978	-	119
Construction and
land development	-	-	163	163	2,819	2,982	-	163
Home equity	25	36	-	61	45,184	45,245	-	120
Commercial and industrial	-	-	-	-	15,469	15,469	-	-
Consumer	110	-	17	127	10,926	11,053	-	17
Total	$135	$526	$743	$1,404	$233,639	$235,043	$-	$1,240

December 31, 2011:
Real estate:
Residential	$-	$516	$430	$946	$98,746	$99,692	$-	$1,186
Commercial	-	-	250	250	39,473	39,723	-	250
Construction and
land development	-	-	399	399	908	1,307	-	399
Home equity	38	-	-	38	48,446	48,484	-	238
Commercial and industrial	-	-	215	215	16,737	16,952	-	215
Consumer	52	1	18	71	9,842	9,913	-	18
	$90	$517	$1,312	$1,919	$214,152	$216,071	$-	$2,306

Information about loans that meet the definition of an impaired loan in ASC 310-10-35 is as follows as of and for the years ended December 31:

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In Thousands)
December 31, 2012:
With no related allowance recorded:
Real Estate:
Residential	$180	$180	$-	$449	$15
Commercial	119	119	-	115	7
Home equity	5	5	-	6	-
Construction and land development	163	163	-	257	62
Commercial and industrial	-	-	-	70	5
Total impaired with no related allowance	$467	$467	$-	$897	$89

Total
Real Estate:
Residential	$180	$180	$-	$449	$15
Commercial	119	119	-	115	7
Home equity	5	5	-	6	-
Construction and land development	163	163	-	257	62
Commercial and industrial	-	-	-	70	5
Total impaired loans	$467	$467	$-	$897	$89

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In Thousands)
December 31, 2011:
With no related allowance recorded:
Real Estate:
Residential	$571	$571	$-	$564	$8
Commercial	250	318	-	315	9
Home equity	-	-	-	6	-
Construction and land development	399	753	-	683	-
Commercial and industrial	215	215	-	46	1
Total impaired with no related allowance	$1,435	$1,857	$-	$1,614	$18

With an allowance recorded:
Real Estate:
Residential	$237	$237	$62	$239	$10
Total impaired with an allowance recorded	$237	$237	$62	$239	$10

Total
Real Estate:
Residential	$808	$808	$62	$803	$18
Commercial	250	318	-	315	9
Home equity	-	-	-	6	-
Construction and land development	399	753	-	683	-
Commercial and industrial	215	215	-	46	1
Total impaired loans	$1,672	$2,094	$62	$1,853	$28

The following tables set forth information regarding troubled debt restructured loans that were restructured during the years ended December 31:

		Pre-Modification	Post- Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Contracts	Investment	Investment
		(Dollars In Thousands)
December 31, 2012:
Troubled Debt Restructurings:
Commercial	1	66	72
	1	$66	$72

	Number of
	Contracts	Recorded Investment
Troubled Debt Restructurings		(Dollars In Thousands)
That Subsequently Defaulted:
Commercial	1	$68
	1	$68

There was one loan modified as a troubled debt restructure during 2012. Past-due principal, interest and legal fees were capitalized to the loan to bring all payments current. The loan was individually evaluated for impairment and it was determined that no related allowance allocation was necessary. The loan was reported as impaired and is on nonaccrual status as of December 31, 2012.

		Pre-Modification	Post- Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Contracts	Investment	Investment
	(Dollars In Thousands)
December 31, 2011:
Troubled Debt Restructurings:
Residential	2	$531	$571
	2	$531	$571

There were no troubled debt restructurings that subsequently defaulted as of December 31, 2011.

There were two loans modified as troubled debt restructures during 2011.  Past-due principal, interest and escrow payments were capitalized to the loans to bring all payments current.  The loans were individually evaluated for impairment and it was determined that no related allowance allocation was necessary.  Both loans were reported as impaired loans and were on nonaccrual status as of December 31, 2011.

As of December 31, 2012 and 2011, there were no commitments to lend additional funds to borrowers whose loans were modified in troubled debt restructurings.

The balance of mortgage servicing rights included in other assets at December 31, 2012 and 2011 was $822,000 and $158,000, respectively.  Mortgage servicing rights of $774,000 and $169,000 were capitalized in 2012 and 2011, respectively.  Amortization of mortgage servicing rights was $106,000 in 2012 and $6,000 in 2011.  The fair value of these rights was $1,036,000 and $164,000 as of December 31, 2012 and 2011, respectively.  Following is an analysis of the aggregate changes in the valuation allowance for mortgage servicing rights for the years ended December 31:

	2012	2011
	(In Thousands)
Balance, beginning of year	$5	$-
Additions	41	5
Reductions	(37)	-
Balance, end of year	$9	$5

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets.  The unpaid principal balances of mortgage loans serviced for others were $88,728,000 and $25,802,000 as of December 31, 2012 and 2011, respectively.